GCAT Depositor vi llcabs-15g

Exhibit 99.31

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
20251117			Qualifying Total Debt Income Ratio	XXXXXX	XXXXXX	XXXXXX
20251121			Note Date	XXXXXX	XXXXXX	XXXXXX
20251177			Qualifying Total Monthly Liabilities	XXXXXX	XXXXXX	XXXXXX
20251123			Qualifying Total Monthly Liabilities	XXXXXX	XXXXXX	XXXXXX
20251123			Qualifying Total Debt Income Ratio	XXXXXX	XXXXXX	XXXXXX